Document and Entity Information	Feb. 11, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001042074
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 11, 2024
Entity Registrant Name	CymaBay Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36500
Entity Tax Identification Number	94-3103561
Entity Address, Address Line One	7575 Gateway Blvd
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	(510)
Local Phone Number	293-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	CBAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false